Airport Concessions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about service concession arrangements [abstract]
Summary of Values of Airport Concessions and Rights to Use Airport Facilities

The table below shows the values of airport concessions and rights to use airport facilities as of December 31, 2022, 2023 and 2024:

Acquisition cost	Ps.	16,600,878
assigned to:
Rights to use airport facilities (Note 10):
Runways, aprons, platforms	Ps.	519,057
Buildings		577,270
Other facilities		91,241
Land		930,140
		2,117,708
Airport concessions		13,820,651
Right of use of concessioned assets		662,519
		14,483,170
	Ps.	16,600,878

Summary of Value of Concessions

The value of the concessions as of December 31, 2022, 2023 and 2024 is as follows:

	December 31, 2022		December 31, 2023		December 31, 2024
Mexican airport concessions	Ps.	13,820,651	Ps.	13,820,651	Ps.	14,483,170
Concession airport MBJA (fair value on date of acquisition in USD$176,086,000) (1)		3,409,289		2,974,709		3,568,964
Concession airport NMIA (upfront fees on date of acquisition in USD$7,146,500)		138,367		120,729		144,847
Less - accumulated amortization (2)		(7,699,609)		(8,137,101)		(8,574,800)
	Ps.	9,668,698	Ps.	8,778,988	Ps.	9,622,181

(1)
The other airport concession includes translation effect for an amount of Ps.721,260, Ps.269,042 and Ps.887,415 as of December 31, 2022, 2023 and 2024, respectively.
(2)
Amortization includes translation effect for an amount of Ps.(48,701), Ps.(21,141) and Ps.(30,067) as of December 31, 2022, 2023 and 2024, respectively.